World Omni Auto Receivables Trust 2007-A Monthly Servicer Certificate October 31, 2007	Exhibit 99.1

Dates Covered
Collections Period	10/1/07 - 10/31/07
Interest Accrual Period	10/15/07 - 11/14/07
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/07

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 9/30/07	893,441,739.62	51,729
Yield Supplement Overcollateralization Amount at 9/30/07	24,561,993.34	0

Receivables Balance at 9/30/07	918,003,732.96	51,729
Principal Payments	30,400,562.80	839
Defaulted Receivables	1,489,427.71	70
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/07	23,333,293.74	0

Pool Balance at 10/31/07	862,780,448.71	50,820

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	954,145,162.02	48,011
Pre-Funding Contracts added 3/29/07	211,535,619.93	10,164
Delinquent Receivables:
Past Due 31-60 days	9,938,380.73	568
Past Due 61-90 days	3,049,070.14	159
Past Due 91 + days	1,069,873.13	56

Total	14,057,324.00	783

Total 31+ Delinquent as % Ending Pool Balance	1.63%

Recoveries	933,324.28

Aggregate Net Losses - October 2007	556,103.43

Overcollateralization Target Amount	11,311,052.34
Actual Overcollateralization	11,311,052.34

Weighted Average APR, Yield Adjusted	8.69%
Weighted Average Remaining Term	53.17

Flow of Funds	$ Amount

Collections	36,743,518.06
Advances	(1,980.37)
Investment Earnings on Cash Accounts	161,663.11
Servicing Fee	(765,003.11)
Interest Rate Swap Receipt	19,968.44

Available Funds	36,158,166.13

Distributions of Available Funds
(1) Monthly Swap Payment Amount	0.00
(2) Class A Interest	3,738,796.49
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	137,639.63
(5) Second Priority Principal Distributable Amount	19,350,238.57
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable	11,311,052.34
(8) Distribution to Certificateholders	1,620,439.10

Total Distributions of Available Funds	36,158,166.13

Servicing Fee	765,003.11
Unpaid Servicing Fee	-

Note Balances & Note Factors	$ Amount

Original Class A	1,100,000,000.00
Original Class B	31,105,000.00

Total Class A & B
Note Balance @ 10/15/07	882,130,687.28
Principal Paid	30,661,290.91
Note Balance @ 11/15/07	851,469,396.37

Class A-1
Note Balance @ 10/15/07	0.00
Principal Paid	0.00
Note Balance @ 11/15/07	0.00
Note Factor @ 11/15/07	0.0000000%

Class A-2
Note Balance @ 10/15/07	282,025,687.28
Principal Paid	30,661,290.91
Note Balance @ 11/15/07	251,364,396.37
Note Factor @ 11/15/07	87.2793043%

Class A-3
Note Balance @ 10/15/07	236,000,000.00
Principal Paid	-
Note Balance @ 11/15/07	236,000,000.00
Note Factor @ 11/15/07	100.0000000%

Class A-4
Note Balance @ 10/15/07	333,000,000.00
Principal Paid	-
Note Balance @ 11/15/07	333,000,000.00
Note Factor @ 11/15/07	100.0000000%

Class B
Note Balance @ 10/15/07	31,105,000.00
Principal Paid	-
Note Balance @ 11/15/07	31,105,000.00
Note Factor @ 11/15/07	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	3,876,436.12
Total Principal Paid	30,661,290.91

Total Paid	34,537,727.03

Class A-1
Coupon	5.32000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	5.32000%
Interest Paid	1,250,313.88
Principal Paid	30,661,290.91

Total Paid to A-2 Holders	31,911,604.79

Class A-3
Coupon	5.23000%
Interest Paid	1,028,566.67
Principal Paid	0.00

Total Paid to A-3 Holders	1,028,566.67

Class A-4
Coupon	5.09125%
Interest Paid	1,459,915.94
Principal Paid	0.00

Total Paid to A-4 Holders	1,459,915.94

Class B
Coupon	5.31000%
Interest Paid	137,639.63
Principal Paid	0.00

Total Paid to B Holders	137,639.63

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	3.4271231
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.1073781

Total Distribution Amount	30.5345012

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	4.3413676
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	106.4628157

Total A-2 Distribution Amount	110.8041833

A-3 Interest Distribution Amount	4.3583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.3583333

A-4 Interest Distribution Amount	4.3841320
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.3841320

B Interest Distribution Amount	4.4250002
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.4250002

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	631.10
Noteholders’ Principal Distributable Amount	368.90

Account Balances	$ Amount

Advances
Balance as of 9/30/07	204,099.10
Balance as of 10/31/07	202,118.73
Change	-1,980.37

Reserve Fund
Balance as of 9/30/07	2,840,080.31
Investment Earnings	12,336.77
Prior Month’s Investment Earnings paid	(12,317.23)
Withdrawal	0.00
Balance as of 10/31/07	2,840,099.85
Change	19.54

Reserve Fund Requirement	2,827,763.08